Expense Example - Simplify VettaFi Private Credit Strategy ETF - Simplify VettaFi Private Credit Strategy ETF	Sep. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	$ 243